Variable Interest Entities - Additional Information (Detail)	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Huopu Cloud	Apr. 30, 2013 Fire Rain	Jan. 31, 2013 Fire Rain USD ($)	Jan. 31, 2013 Fire Rain CNY	Dec. 31, 2014 Fire Rain	Dec. 31, 2013 Fire Rain	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2014 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2014 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2013 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2013 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2014 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")	Dec. 31, 2013 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")	Dec. 31, 2014 Beijing Chuan Yun Interactive Network Technology Co., Ltd. ("Chuan Yun")	Dec. 31, 2013 Beijing Chuan Yun Interactive Network Technology Co., Ltd. ("Chuan Yun")
Variable Interest Entity [Line Items]
Percentage of acquired interest and sold subsequently to third party				100.00%
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
Equity interest held					33.50%			62.50%	58.50%									20.00%	20.00%
Receivable held										$ 2,800,000	17,000,000
Percentage of contractual right to receive from gross revenues										20.00%	20.00%
Percentage of equity interest and contractual rights to receive repayment of game development expenditures										25.00%	25.00%
Receivables collected						700,000	4,500,000
Loss on deconsolidation											12,400,000					900,000	5,700,000
Loss from remeasurement of retained interest										200,000	1,300,000
Additional equity interest obtained								4.00%
Investments under equity method, Percentage								62.50%
Equity investment consideration received														400,000	2,600,000	500,000	3,000,000
Share of revenues																1,700,000	10,000,000
Service fee	$ 0	$ 0	$ 0
VIEs contribution on net revenue	66.40%	82.60%	94.60%
VIEs account on total assets	25.10%	33.10%
VIEs account on total liabilities	72.20%	69.70%